Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 0	$ 0	$ 0
State	2		7
Foreign	671	3,040	979
Total current	673	3,040	986
Deferred:
Federal	0	0	0
State	0	0	0
Foreign	0	0	(173)
Total deferred	0	0	(173)
Total provision for income taxes	$ 673	$ 3,040	$ 813